Secured Investor Certificates (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Maturity Schedule Secured Investor Certificates
July 1, 2019 through June 30, 2020	$ 3,269,000
July 1, 2020 through December 31, 2020	2,128,000
2021	2,168,000
2022	996,000
2023	3,353,000
Thereafter	15,448,000
$27,362,000
Less deferred offering costs	(859,520)
Totals	$26,502,480

2019	$ 4,105,000
2020	4,117,000
2021	2,168,000
2022	1,316,000
2023	3,217,000
Thereafter	14,463,000
$29,386,000
Less deferred offering costs	(886,411)
Totals	$28,499,589